Employee Future Benefits (Tables)	6 Months Ended
Jun. 30, 2020
Retirement Benefits [Abstract]
Schedule of Net Benefit Costs	The net benefit cost is detailed below.

	Defined Benefit Pension Plans		OPEB Plans
($ millions)	2020	2019	2020	2019
Quarter Ended June 30
Components of net benefit cost
Service costs	25	19	8	7
Interest costs	29	32	5	7
Expected return on plan assets	(44)	(40)	(5)	(4)
Amortization of actuarial losses (gains)	9	6	(2)	(1)
Amortization of past service credits/plan amendments	(1)	(1)	—	(2)
Regulatory adjustments	(1)	—	1	1
Net benefit cost	17	16	7	8

Year-to-Date June 30
Components of net benefit cost
Service costs	50	38	16	14
Interest costs	57	63	11	13
Expected return on plan assets	(88)	(80)	(10)	(8)
Amortization of actuarial losses (gains)	17	12	(3)	(2)
Amortization of past service credits/plan amendments	(1)	(1)	(1)	(4)
Regulatory adjustments	(2)	1	2	3
Net benefit cost	33	33	15	16